December 11, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     IDS Life of New York Account 8
        (IDS Life of New York Succession Select Variable Life Insurance) File No. 333-42257/811-5213

Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,



/s/ Mary Ellyn Minenko
----------------------------
    Mary Ellyn Minenko
    Counsel